SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 item
Concentration of risks
Operating lease right-of-use assets	$ 191,877
Operating lease liabilities	205,817
ASC
Concentration of risks
Operating lease right-of-use assets	600,000
Operating lease liabilities	600,000
Concentration of credit risk | Cash and cash equivalents and short-term investments | Mainland of China
Concentration of risks
Cash and cash equivalents	8,617,157	$ 3,650,474
Concentration of credit risk | Cash and cash equivalents and short-term investments | Outside the mainland of China
Concentration of risks
Cash and cash equivalents	$ 135,141,521	$ 170,740,769
Concentration of suppliers | Research and development services purchased
Concentration of risks
Number of major supplier | item	1	1	1
Concentration of suppliers | Research and development services purchased | One supplier
Concentration of risks
Concentration risk percentage	34.10%	18.50%	21.50%